Leases (Tables)	6 Months Ended
Jun. 30, 2019
Lessee Disclosure [Abstract]
Schedule of Components of Operating Lease Cost
The components of lease cost in the six months period ended in June 30, 2019 were as follows:

Six-month period ended
June 30, 2019
US$ thousands
Operating lease cost:
Amortization of right-of-use assets	693
Interest on lease liabilities	61
Variable lease payments not included in the lease liability	3
Short-term lease cost	150
Total operating lease cost	907

Schedule of Supplemental Cash Flow Information Related to Operating Leases
Supplemental cash flow information related to operating leases was as follows:

Six-month period ended
June 30, 2019
US$ thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	912
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	607

Schedule of Supplemental Balance Sheet Information Related to Operating Leases
Supplemental balance sheet information related to operating leases was as follows:

June 30, 2019
US$ thousands
Operating leases:
Operating leases right-of-use	3,615

Current operating lease liabilities	1,399
Non current operating lease liabilities	2,140
Total operating lease liabilities	3,539

Schedule of Additional Information Related to Operating Leases
June 30, 2019
US$ thousands
Weighted average remaining lease term
Operating leases	3.9 years
Weighted average discount rate
Operating leases	3.4%

Schedule of Future Minimum Lease Payments Under Non-Cancellable Leases
Future minimum lease payments under non-cancellable leases as of June 30, 2019 were as follows:

June 30, 2019
US$ thousands

2019 (excluding the six months ended June 30, 2019)	814
2020	1,030
2021	639
2022	478
2023	452
After 2024	377
Total operating lease payments	3,790
Less: imputed interest	251
Present value of lease liabilities	3,539

Future minimum lease payments under non-cancellable leases as of December 31, 2018, under ASC 840, Leases were as follows:

December 31,2018
US$ thousands

2019	1,394
2020	643
2021	449
2022	363
2023	363
After 2024	643
Total operating lease payments	3,855